Shareholders’ Equity (Details) - USD ($)								12 Months Ended
	Dec. 21, 2022	Nov. 11, 2022	May 30, 2022	Mar. 25, 2022	Jul. 19, 2021	Jun. 22, 2021	Oct. 29, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2023
Shareholders’ Equity (Details) [Line Items]
Shares issued								13,811,499				12,370,002
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)								$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares outstanding								13,811,499				12,370,002
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001			$ 0.0001
Founders shares								4,233,696
Founders per share (in Dollars per share)								$ 0.0001
Nonvested shares								604,832
Vested shares								3,628,864	3,628,864
Aggregate principal amount (in Dollars)	$ 50,000		$ 7,176,335		$ 4,004,900
Accrued payment in kind interest (in Dollars)	$ 5,000		$ 742,700		$ 334,000
Common stock , shares	11,000		1,583,807		867,767			12,370,002	10,243,442			13,811,499
Warrants issued								418,473	235,693
Convertible note payable (in Dollars)								$ 1,285,809	$ 2,093,000
Equity incentive plans options							65,000	13,744,376
Total share-based compensation (in Dollars)								$ 2,300,000	3,900,000
Related to the issuance (in Dollars)								607,000
Share-based payment (in Dollars)								200,000	$ 1,000,000
Issuance of options (in Dollars)								$ 1,494,000
Common stock ,purchase shares								367,678	711,092
Share-based payment expense (in Dollars)		$ 200,000				$ 1,000,000
Principal stockholders						200,000
Contractor shares		50,000				100,000
Per equity share (in Dollars per share)						$ 2			$ 4.33
Estimated value of shares (in Dollars)							$ 325,000
Exercise price per share (in Dollars per share)				$ 5.5
Warrants issued								235,693	418,473
Warrants exercised								11,000
Strike price per share (in Dollars per share)								$ 5
Dividend amount (in Dollars)								$ 28,600
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares authorized								135,000,000	135,000,000			135,000,000
Shares issued								125,000,000	125,000,000			125,000,000
Common stock, shares authorized									20,000,000
Common stock, par value (in Dollars per share)									$ 0.0001
Preferred Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Shares issued								10,000,000	10,000,000
Preferred stock, shares issued								10,000,000				10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)								$ 0.0001	$ 0.0001			$ 0.0001
Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate principal amount (in Dollars)								$ 1,300,000
Warrants issued								214,693
Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)				6.5				$ 5
Minimum [Member] | Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)								5.5
Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)				$ 6.6				5.5
Maximum [Member] | Warrant [Member]
Shareholders’ Equity (Details) [Line Items]
Exercise price per share (in Dollars per share)								$ 6.5
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock ,purchase shares								1,099,000
Share-based payment expense (in Dollars)									$ 1,857,000
July 2019 Offering [Member]
Shareholders’ Equity (Details) [Line Items]
Sale of shares of common stock										12,370,002	10,243,442
Principal stockholders		100,000
Per equity share (in Dollars per share)		$ 5